UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JANUARY 31, 2018

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Alabama - 5.7%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$400,000	$449,316
Convertible CAB, Subordinated Lien, (Step bond, 0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	3,020,000	2,515,599
Subordinated Lien Warrants	6.000%	10/1/42	1,120,000	1,301,037
Subordinated Lien Warrants	6.500%	10/1/53	3,000,000	3,561,120
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	1,500,000	1,869,780

Total Alabama				9,696,852

Arizona - 3.5%
La Paz County, AZ, IDA, Educational Facility Lease Revenue, Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,054,770	(a)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	190,000	211,552	(a)
Phoenix, AZ, IDA, Education Revenue:
Basis School Inc.	5.000%	7/1/35	1,000,000	1,043,350	(a)
Great Hearts Academies	5.000%	7/1/41	1,200,000	1,294,092
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	1,500,000	1,791,015
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	532,515	(b)

Total Arizona				5,927,294

California - 10.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	570,045
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,266,420
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,960,000	3,018,608	(a)
California State Public Works Board, Lease Revenue, Various Capital Project	5.125%	10/1/31	1,500,000	1,657,485
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	500,000	537,470
Provident Group-Pomona Properties LLC	5.750%	1/15/45	360,000	387,543
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	500,000	549,360
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	2,821,360
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,191,270
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,002
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	620,000	664,572

Total California				17,265,135

Colorado - 4.0%
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	163,227
North Range, CO, Metropolitan District #2, GO	5.625%	12/1/37	500,000	503,890
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,781,200
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	975,000	908,885
Solaris, CO, Metropolitan District #3, GO	7.000%	12/15/46	500,000	494,445

Total Colorado				6,851,647

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.5%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	$500,000	$560,485	(c)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/30	200,000	224,838	(a)

Total Connecticut				785,323

Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	2,000,000	2,083,620

District of Columbia - 1.6%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,142,880
Ingleside Rock Creek Project	4.125%	7/1/27	100,000	101,187
KIPP Charter School	6.000%	7/1/33	200,000	241,422	(b)
KIPP Charter School	6.000%	7/1/43	250,000	301,777	(b)

Total District of Columbia				2,787,266

Florida - 2.3%
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	250,000	264,613	(a)
Renaissance Charter School Inc. Project	6.125%	6/15/46	215,000	224,623	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	577,990
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	1,500,000	1,532,880	(a)(d)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	467,632
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	305,000	311,286
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	285,000	3	*(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	762,049	548,675	*(e)

Total Florida				3,927,702

Georgia - 2.2%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,164,260	(b)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,064,740	(b)
Franklin County, GA, Industrial Building Authority Revenue, Emmanuel College Inc.	6.000%	11/1/32	1,000,000	500,000	*(e)

Total Georgia				3,729,000

Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,126,840

Illinois - 7.6%
Chicago, IL, GO	5.000%	1/1/25	500,000	548,260
Chicago, IL, GO	5.500%	1/1/34	1,250,000	1,348,925
Chicago, IL, GO	6.000%	1/1/38	300,000	343,395
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,000,000	1,079,630
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,500,000	1,675,110	(d)
Chicago, IL, O’Hare International Airport Revenue, Senior Lien	5.000%	1/1/42	500,000	559,835	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	$1,000,000	$1,072,190
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/38	500,000	547,365
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	500,000	573,475
Second Lien, AGM	5.000%	11/1/32	1,260,000	1,445,157
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.250%	5/15/47	1,000,000	1,057,500
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	500,000	570,905
Illinois State, GO	5.000%	2/1/26	650,000	692,737
Illinois State, GO	5.000%	2/1/27	250,000	266,788
Illinois State, GO	5.000%	2/1/29	300,000	318,753
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.000%	6/15/50	155,000	159,098
Metropolitan Pier & Exposition Authority, IL, Revenue:
CAB-McCormick Place Expansion Project	0.000%	12/15/52	700,000	126,805
McCormick Place Expansion Project	5.000%	6/15/57	350,000	377,997
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/27	150,000	176,517

Total Illinois				12,940,442

Indiana - 1.6%
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	2,000,000	2,142,660	(d)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	593,910	(d)

Total Indiana				2,736,570

Kentucky - 1.2%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,118,060

Louisiana - 0.5%
Epps, LA, COP	8.000%	6/1/18	775,000	77,500	*(e)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana State University Greenhouse Development	5.000%	7/1/42	700,000	777,644

Total Louisiana				855,144

Maryland - 2.0%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,327,420

Massachusetts - 1.8%
Massachusetts State DFA Revenue:
Newbridge Charles Inc.	5.000%	10/1/47	250,000	271,115	(a)
Partners Healthcare System	5.000%	7/1/47	1,250,000	1,406,937
Tufts Medical Center Inc.	6.875%	1/1/41	600,000	685,686	(b)
Tufts Medical Center Inc.	6.875%	1/1/41	400,000	453,460
UMass Boston Student Housing Project	5.000%	10/1/41	200,000	218,958

Total Massachusetts				3,036,156

Michigan - 2.9%
Great Lakes, MI, Water Authority Water Supply System Revenue, Senior Lien	5.000%	7/1/35	200,000	226,050

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Ltd. Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	$310,000	$327,320	(a)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	330,000	332,360	(a)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	260,000	288,207
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	270,000	294,964
Michigan State Strategic Fund Ltd. Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	500,000	521,770
Evangelical Homes of Michigan	5.500%	6/1/47	750,000	781,560
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,079,380	(b)

Total Michigan				4,851,611

Missouri - 2.3%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	200,000	199,404	(a)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	500,000	541,645
Lutheran Senior Services	5.000%	2/1/44	750,000	800,760
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	2,000,000	2,285,660

Total Missouri				3,827,469

Nebraska - 2.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	3,540,000	3,966,788

Nevada - 0.5%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	300,000	308,031	(a)
Somerset Academy of Las Vegas	5.125%	12/15/45	500,000	507,245	(a)

Total Nevada				815,276

New Jersey - 6.1%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	450,000	488,677	(d)
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,665,945	(d)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	125,000	136,291	(d)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	100,000	114,704
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	640,000	677,389	(d)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.250%	6/15/32	4,720,000	5,181,522
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	2,000,000	2,166,760	(d)

Total New Jersey				10,431,288

New York - 4.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	2,000,000	2,177,680	(b)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	1,000,000	1,162,090
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	1,205,000	1,296,688	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	$2,000,000	$2,087,340	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	300,000	327,264	(d)

Total New York				7,051,062

North Carolina - 0.3%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	500,000	548,130

Ohio - 0.5%
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	769,440	(d)

Oklahoma - 1.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	215,000	159,575
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,117,660	(b)
Montereau Inc. Project	5.250%	11/15/37	500,000	570,105

Total Oklahoma				1,847,340

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project	5.000%	11/15/37	500,000	539,710
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/51	725,000	773,242

Total Oregon				1,312,952

Pennsylvania - 5.1%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	350,000	391,090
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	750,000	847,005
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/28	1,400,000	1,525,300
Acts Retirement-Life Communities	5.000%	11/15/29	1,350,000	1,466,276
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds	5.000%	6/1/39	3,170,000	3,510,870
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/37	500,000	520,595
Performing Arts Charter School Project	6.000%	6/15/23	425,000	449,633	(a)

Total Pennsylvania				8,710,769

Texas - 21.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	5.000%	12/1/46	200,000	214,592
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,514,805	(d)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	$2,000,000	$2,159,600
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	4,000,000	4,346,480	(d)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, (Step bond, 0.000% until 10/1/23; 5.500%)	0.000%	10/1/35	1,500,000	1,406,235
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,040,730	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,064,500	(b)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	20,000	22,710	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	30,000	33,919	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	20,000	22,564	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,376,500
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview	5.000%	11/15/36	550,000	575,020
MRC Senior Living-Langford Project	5.375%	11/15/36	475,000	479,095
Westminster Manor Project	5.000%	11/1/40	1,000,000	1,077,580
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	250,000	267,207
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	150,000	162,180
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tarleton State University Project	5.000%	4/1/39	1,165,000	1,249,066
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project	5.000%	11/15/37	700,000	786,954
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	480,000	*(e)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,000,000	1,188,370
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	1,500,000	1,654,230
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,444,360
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,105,060	(d)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,176,600
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,087,570	(b)
Texas State Water Development Board Revenue	5.000%	10/15/42	1,000,000	1,162,670
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	395,000	356,069

Total Texas				36,454,666

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	1,443,750

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	277,468

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 2.5%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	$250,000	$281,190	(d)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	300,000	335,091	(d)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	1,000,000	1,104,100	(d)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,213,940	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	300,000	320,964	(d)

Total Virginia				4,255,285

Wisconsin - 0.7%
Public Finance Authority, WI, Exemption Facilities Revenue, Celanese Project	5.000%	12/1/25	550,000	622,138	(a)(d)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	250,000	293,538	(a)
Public Finance Authority, WI, Revenue, Church Home of Hartford Inc.	5.000%	9/1/38	250,000	257,905	(a)

Total Wisconsin				1,173,581

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $159,134,303)				167,931,346

SHORT-TERM INVESTMENTS - 0.9%
MUNICIPAL BONDS - 0.8%
New York - 0.2%
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.100%	11/1/41	300,000	300,000	(h)(i)

North Carolina - 0.4%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	1.110%	7/1/36	300,000	300,000	(h)(i)

North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	1.120%	11/1/34	400,000	400,000	(h)(i)

Total North Carolina				700,000

Texas - 0.1%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	1.000%	12/1/41	100,000	100,000	(h)(i)

Utah - 0.1%
Emery County, UT, PCR, Pacificorp, LOC-Canadian Imperial Bank	1.120%	11/1/24	200,000	200,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $1,300,000)				1,300,000

			SHARES
Money Market Funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $131,131)	1.285%		131,131	131,131

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,431,131)				1,431,131

TOTAL INVESTMENTS - 99.7% (Cost - $160,565,434)				169,362,477
Other Assets in Excess of Liabilities - 0.3%				545,654

TOTAL NET ASSETS - 100.0%				$169,908,131

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple- A rated even if issuer has not applied for new ratings.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of January 31, 2018.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.
(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund invests primarily in intermediate- and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$167,931,346	—	$167,931,346

Short-Term Investments†:
Municipal Bonds	—	1,300,000	—	1,300,000
Money Market Funds	$131,131	—	—	131,131

Total Short-Term Investments	131,131	1,300,000	—	1,431,131

Total Investments	$131,131	$169,231,346	—	$169,362,477

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2018